SHARE-BASED PAYMENTS - Employee share purchase plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based payment transaction
Share-based compensation expense	$ 23.7	$ 34.4
ESPP
Share-based payment transaction
Maximum contribution of annual base salary of employees (as a percent)	10.00%
Employer contributions (as a percent)	50.00%
Share-based compensation expense	$ 2.8	$ 2.4